Allowance for Loan Losses ("ALL") - Summary of Investment in Impaired Loan Pools by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	$ 165,439	$ 373,243
Specific allowance allocated to impaired loans	6,392	13,353
Average recorded investment in impaired loans	149,524	275,723
Interest income recognized on impaired loans	10,996	20,647
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	123,155	321,213
Specific allowance allocated to impaired loans	3,894	8,943
Average recorded investment in impaired loans	111,782	233,870
Interest income recognized on impaired loans	8,765	16,176
Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	62,527	142,290
Specific allowance allocated to impaired loans	2,700	2,490
Average recorded investment in impaired loans	57,731	103,648
Interest income recognized on impaired loans	5,801	7,841
Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	17,446	78,711
Specific allowance allocated to impaired loans	104	2,385
Average recorded investment in impaired loans	12,060	56,874
Interest income recognized on impaired loans	1,192	4,374
Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	43,182	100,212
Specific allowance allocated to impaired loans	985	4,068
Average recorded investment in impaired loans	41,605	73,348
Interest income recognized on impaired loans	1,772	3,961
Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans
Specific allowance allocated to impaired loans	105
Average recorded investment in impaired loans	386
Interest income recognized on impaired loans
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	42,284	52,030
Specific allowance allocated to impaired loans	2,498	4,410
Average recorded investment in impaired loans	37,742	41,853
Interest income recognized on impaired loans	2,231	4,471
Other Loans [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	40,086	48,897
Specific allowance allocated to impaired loans	2,341	4,041
Average recorded investment in impaired loans	35,091	38,427
Interest income recognized on impaired loans	2,012	4,268
Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance of impaired loans	2,198	3,133
Specific allowance allocated to impaired loans	157	369
Average recorded investment in impaired loans	2,651	3,426
Interest income recognized on impaired loans	219	203
ASC 310-30 Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	119,024	251,119
ASC 310-30 Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	86,750	214,957
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	47,413	100,666
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	10,734	50,751
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	28,603	63,540
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded
ASC 310-30 Loans [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	32,274	36,162
ASC 310-30 Loans [Member] | Other Loans [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	30,222	33,291
ASC 310-30 Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	2,052	2,871
Non-ASC 310-30 Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	575	283
Impaired with no specific allowance recorded	5,134	5,780
Non-ASC 310-30 Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	575
Impaired with no specific allowance recorded	5,134	5,780
Non-ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded
Impaired with no specific allowance recorded	5,134	5,353
Non-ASC 310-30 Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	189
Impaired with no specific allowance recorded		427
Non-ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded
Impaired with no specific allowance recorded
Non-ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded	386
Impaired with no specific allowance recorded
Non-ASC 310-30 Loans [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded		283
Impaired with no specific allowance recorded
Non-ASC 310-30 Loans [Member] | Other Loans [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded		283
Impaired with no specific allowance recorded
Non-ASC 310-30 Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired with a specific allowance recorded
Impaired with no specific allowance recorded